Business	12 Months Ended
Dec. 31, 2012
Business and Basis of Presentation
Business

Note 1. Business

At December 31, 2012, W. P. Carey Inc. is a REIT that provides long-term financing via sale-leaseback and build-to-suit transactions for companies worldwide and manages a global investment portfolio. We invest primarily in commercial properties domestically and internationally. We earn revenue principally by leasing the properties we own to single corporate tenants, primarily on a triple-net leased basis, which requires each tenant to pay substantially all of the costs associated with operating and maintaining the property. Through our TRSs, we also earn revenue as the advisor to publicly-owned, non-listed REITs, which are sponsored by us under the Corporate Property Associates brand name and invest in similar properties. At December 31, 2012, we were the advisor to the following CPA® REITs: CPA®:16 – Global and CPA®:17 – Global, and we were the advisor to CPA®:15 until its merger with and into us on September 28, 2012 (Note 3). We are also the advisor to CWI, which acquires interests in lodging and lodging-related properties. At December 31, 2012, we owned and/or managed 1,007 properties domestically and internationally. Our owned portfolio was comprised of our full or partial ownership interest in 423 properties, substantially all of which were net leased to 124 tenants, and totaled approximately 38.5 million square feet. In addition, through our consolidated subsidiaries, Carey Storage and Livho, we had interests in 21 self-storage properties and a hotel property, respectively, for an aggregate of approximately 0.8 million square feet at December 31, 2012. All references to square feet are unaudited.

We were formed as a corporation under the laws of Maryland on February 15, 2012. On February 17, 2012, our predecessor, W. P. Carey & Co. LLC, announced its intention to reorganize to qualify as a REIT for federal income tax purposes. Prior to the REIT Reorganization, our predecessor was a limited liability company formed under the laws of Delaware on July 15, 1996 and, as a limited liability company, was not subject to federal income taxation as long as it satisfied certain requirements relating to its operations and passed through any tax liabilities or benefits to its shareholders; however, certain of its subsidiaries were engaged in investment management operations and were subject to U.S. federal, state and local income taxes, and some of its subsidiaries may have also been subject to foreign taxes. On September 13, 2012, W. P. Carey & Co. LLC's shareholders approved the REIT Reorganization. In connection with the Merger, W. P. Carey & Co. LLC completed an internal reorganization whereby W. P. Carey & Co. LLC and its subsidiaries merged with and into W. P. Carey Inc. with W. P. Carey Inc. as the surviving corporation, succeeding to and continuing to operate the existing business of W. P. Carey & Co. LLC. Upon consummation of the REIT Reorganization, the 40,396,245 outstanding shares of W. P. Carey & Co. LLC, no par value per share, were converted into the right to receive an equal number of shares of W. P. Carey Inc. common stock, par value $0.001 per share, which are subject to certain share ownership and transfer restrictions designed to protect our ability to remain qualified as a real estate investment trust. A total of 40,396,245 shares of our common stock were issued to the shareholders of W. P. Carey & Co. LLC in exchange for an aggregate of 40,396,245 shares they owned on the date of closing. Immediately after the REIT Reorganization, the shares of W. P. Carey & Co. LLC were delisted from the NYSE and the shares were canceled, and our common stock became listed on the NYSE under the same symbol, “WPC”.

The REIT Reorganization was accounted for as a transaction between entities under common control. Accordingly, the assets and liabilities of our predecessor were recognized at their carrying amounts at the date of the REIT Reorganization. As such, in the consolidated financial statements, the historical results of our predecessor are included for the pre-REIT Reorganization period and the consolidated results, which include the Merger with CPA®:15, are included subsequent to the effective date of the Merger (Note 3).

We have elected to be taxed as a REIT under Section 856 through 860 of the Internal Revenue Code effective February 15, 2012 for the year ending December 31, 2012 (Note 16). As a REIT, we are not generally subject to U.S. federal income taxation as long as we satisfy certain requirements, principally relating to the nature of our income and the level of our distributions, as well as other factors. We now hold substantially all of our real estate assets attributable to our Real Estate Ownership segment, including the assets acquired from CPA®:15 in the Merger, under the new REIT structure, while the activities conducted by our Investment Management segment subsidiaries have been organized under TRSs.

Primary Reportable Segments

Real Estate Ownership — We own and invest in commercial properties in the U.S. and the European Union that are then leased to companies, primarily on a triple-net lease basis. We may also invest in other properties if opportunities arise. We own interests in the Managed REITs and account for these interests under the equity method of accounting. In addition, we receive a percentage of distributions of Available Cash, as defined in the respective advisory agreements, from the operating partnerships of each of the Managed REITs, and earn deferred revenue from our special member interest in CPA®:16 – Global's operating partnership. Effective April 1, 2012, we include such distributions and deferred revenue in our Real Estate Ownership segment (Note 18).

Investment Management — Through our TRSs, we structure and negotiate investments and debt placement transactions for the Managed REITs, for which we earn structuring revenue, and manage their portfolios of real estate investments, for which we earn asset-based management and performance revenue. We earn asset-based management and historically we earned performance revenue from the Managed REITs based on the value of their real estate-related, self-storage-related and lodging-related assets under management. As funds available to the Managed REITs are invested, the asset base from which we earn revenue increases. We may also earn incentive and disposition revenue and receive other compensation in connection with providing liquidity alternatives to the Managed REITs' stockholders.